Income taxes - Temporary differences (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of temporary differences
Net income	$ (57)	$ (30)	$ (19)
Balance at end of period	0
Property, plant and equipment and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	(276)	(316)
Net income	35	32
Other comprehensive income	0	8
Foreign currency translation	(3)	0
Balance at end of period	(327)	(276)	(316)
Acquired during the year & other	(83)
Net pension and share- based compensation amounts
Reconciliation of temporary differences
Balance at beginning of period	1	4
Net income	2	(3)
Other comprehensive income	0	0
Foreign currency translation	0	0
Balance at end of period	3	1	4
Acquired during the year & other	0
Debt and equity issue costs
Reconciliation of temporary differences
Balance at beginning of period	6	8
Net income	(2)	(2)
Other comprehensive income	0	0
Foreign currency translation	0	0
Balance at end of period	4	6	8
Acquired during the year & other	0
Provisions and other
Reconciliation of temporary differences
Balance at beginning of period	7	4
Net income	4	9
Other comprehensive income	4	(1)
Foreign currency translation	0	(5)
Balance at end of period	17	7	4
Acquired during the year & other	2
Non-capital loss carried forward
Reconciliation of temporary differences
Balance at beginning of period	10	15
Net income	16	(5)
Other comprehensive income	(2)	0
Foreign currency translation	0	0
Balance at end of period	38	10	15
Acquired during the year & other	14
Leases
Reconciliation of temporary differences
Balance at beginning of period	2	3
Net income	2	(1)
Other comprehensive income	0	0
Foreign currency translation	0	0
Balance at end of period	4	2	3
Acquired during the year & other	0
Net deferred income tax asset (liability)
Reconciliation of temporary differences
Balance at beginning of period	(250)	(282)
Net income	57	30
Other comprehensive income	2	7
Foreign currency translation	(3)	(5)
Balance at end of period	(261)	$ (250)	$ (282)
Acquired during the year & other	$ (67)